Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Assets:
Cash and cash equivalents		¥ 1,168,945	¥ 1,032,810	¥ 915,107
Restricted Cash		134,675	152,497	¥ 139,123
Equity securities	[1]	584,008	597,601
Available-for-sale debt securities		2,601,080	2,665,478
Other Assets:
Derivative assets		33,151	25,490
Liabilities:
Short-term debt		744,478	574,095
Deposits		2,295,120	2,245,835
Policy liabilities and Policy account balances (Investment contracts)		1,930,730	1,892,510
Long-term debt		5,494,639	5,626,376
Other Liabilities:
Derivative liabilities		¥ 55,766	¥ 48,190
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities	Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,168,945	¥ 1,032,810
Restricted Cash		134,675	152,497
Installment loans (net of allowance for credit losses)		0	0
Equity securities		105,116	108,964
Available-for-sale debt securities		12,328	11,491
Other Assets:
Time deposits		0	0
Derivative assets		0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-term debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-term debt		0	0
Accounts payable (Contingent consideration)		0	0
Other Liabilities:
Derivative liabilities		0	0
Level 2
Assets:
Cash and cash equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for credit losses)		58,707	163,536
Equity securities		129,231	143,786
Available-for-sale debt securities		2,352,451	2,334,690
Other Assets:
Time deposits		3,948	2,033
Derivative assets		0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-term debt		744,478	574,095
Deposits		2,112,604	2,073,845
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-term debt		1,679,789	1,769,943
Accounts payable (Contingent consideration)		0	0
Other Liabilities:
Derivative liabilities		0	0
Level 3
Assets:
Cash and cash equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for credit losses)		3,717,456	3,736,152
Equity securities		165,652	162,857
Available-for-sale debt securities		236,301	319,297
Other Assets:
Time deposits		0	0
Derivative assets		0	0
Reinsurance recoverables (Investment contracts)		4,224	4,550
Liabilities:
Short-term debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		112,041	121,966
Long-term debt		3,790,758	3,824,945
Accounts payable (Contingent consideration)		14,174	14,136
Other Liabilities:
Derivative liabilities		0	0
Carrying amount
Assets:
Cash and cash equivalents		1,168,945	1,032,810
Restricted Cash		134,675	152,497
Installment loans (net of allowance for credit losses)		3,791,074	3,918,504
Equity securities		399,999	415,607
Available-for-sale debt securities		2,601,080	2,665,478
Other Assets:
Time deposits		3,948	2,033
Derivative assets		33,151	25,490
Reinsurance recoverables (Investment contracts)		4,262	4,592
Liabilities:
Short-term debt		744,478	574,095
Deposits		2,116,378	2,074,828
Policy liabilities and Policy account balances (Investment contracts)		113,239	122,686
Long-term debt		5,494,639	5,626,376
Accounts payable (Contingent consideration)		14,174	14,136
Other Liabilities:
Derivative liabilities		55,766	48,190
Estimated fair value
Assets:
Cash and cash equivalents		1,168,945	1,032,810
Restricted Cash		134,675	152,497
Installment loans (net of allowance for credit losses)		3,776,163	3,899,688
Equity securities		399,999	415,607
Available-for-sale debt securities		2,601,080	2,665,478
Other Assets:
Time deposits		3,948	2,033
Derivative assets		33,151	25,490
Reinsurance recoverables (Investment contracts)		4,224	4,550
Liabilities:
Short-term debt		744,478	574,095
Deposits		2,112,604	2,073,845
Policy liabilities and Policy account balances (Investment contracts)		112,041	121,966
Long-term debt		5,470,547	5,594,888
Accounts payable (Contingent consideration)		14,174	14,136
Other Liabilities:
Derivative liabilities		¥ 55,766	¥ 48,190

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥146,047 million as of March 31, 2024 and September 30, 2024, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.